Stockholders Equity (Details 2)	9 Months Ended
Sep. 30, 2023 USD ($) $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted average remaining contractual term (in years)	8.76
[custom:SharebasedCompensationArrangementBySharebasedPaymentAwardOptionsOutstandingWeightedAverageRemainingContractualTermTwo]	9.02
[custom:SharebasedCompensationArrangementBySharebasedPaymentAwardOptionsOutstandingWeightedAverageRemainingContractualTermThree]	7.51
Options Held [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Beginning balance | shares	829,500
Share-Based Compensation Arrangement by Share-Based Payment Award, Option, Nonvested, Weighted Average Exercise Price, Beginning Balance	$ 3.43
Granted	$ 4.92
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Outstanding, Number, Ending Balance | shares	1,075,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested, Weighted Average Grant Date Fair Value	$ 3.77
Outstanding at end of period | $	$ 567,595
Exercisable shares | shares	829,500
Share-Based Compensation Arrangement by Share-Based Payment Award, Option, Nonvested, Weighted Average Exercise Price, Ending Balance	$ 3.43
Exercisable at end of period | $	$ 567,595